Summary of significant accounting policies- Various (Details) $ in Millions	12 Months Ended
	Mar. 31, 2017 CNY (¥) segment	Mar. 31, 2016 CNY (¥) segment	Mar. 31, 2015 CNY (¥) segment	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2014 CNY (¥)
Business combinations and noncontrolling interests
Net loss attributable to mezzanine equity holders	¥ 1,961,000,000
Segment reporting
Number of operating segment | segment	4	1	1
Number of reportable segment | segment	4	1	1
Sales and marketing expenses
Advertising and promotional expenses	¥ 8,799,000,000	¥ 5,524,000,000	¥ 4,090,000,000
Cash and cash equivalents
Amount of cash and cash equivalents			108,193,000,000	$ 20,882	¥ 143,736,000,000	$ 15,519	¥ 106,818,000,000	¥ 33,045,000,000
Short term investments
Short-term investments- fixed deposits					1,075,000,000		97,000,000
Short-term investments				$ 437	3,011,000,000		4,700,000,000
Investment in equity investees
Period of time within which results of equity method earnings are recognized in arrears	3 months
Minimum
VAT receivables
Collection periods extended for VAT receivables	3 months
Investment securities
Maturities of held-to-maturity securities held	1 year
Maximum
VAT receivables
Collection periods extended for VAT receivables	6 months
Investment securities
Maturities of held-to-maturity securities held	10 years
VAT receivables | Cost of revenue | Core commerce
VAT receivables
Allowance for doubtful accounts relating to VAT receivables			0		1,321,000,000		474,000,000
Cash held in accounts managed by Alipay
Cash and cash equivalents
Amount of cash and cash equivalents					991,000,000		786,000,000
Short term investments held in accounts managed by Alipay
Short term investments
Short-term investments					¥ 982,000,000		¥ 2,564,000,000
Government-mandated multi-employer defined contribution plan in PRC
Other employee benefits
Contribution amount charged to the consolidated income statements	¥ 2,710,000,000	¥ 2,094,000,000	¥ 1,601,000,000